Income Taxes	3 Months Ended	12 Months Ended
	Jan. 31, 2013	Oct. 31, 2012
Income Tax Disclosure [Text Block]

8.         INCOME TAXES

We file Federal and New York State income tax returns.  Due to net operating losses, the statute of limitations remains open since the fiscal year ended October 31, 1997.   We account for interest and penalties related to income tax matters in selling, general and administrative expenses. There are no unrecognized income tax benefits as of January 31, 2013 and October 31, 2012.

9.         INCOME TAXES

Income tax provision (benefit) consists of the following:

	Year Ended October 31,
	2012	2011
Federal:
Current	$ -	$ -
Deferred	992,000	5,653,000
State:
Current	-	-
Deferred	32,000	(10,000)
Foreign:
Current	-	600,000
Adjustment to valuation allowance related to net deferred tax assets	(1,024,000)	(5,643,000)
Income tax provision (benefit)	$ -	$ 600,000

The tax effects of temporary differences that give rise to significant portions of the deferred tax asset, net, at October 31, 2012 and 2011, are as follows:

	2012	2011
Long-term deferred tax assets:
Federal and state NOL and tax credit carryforwards	$ 24,284,000	$ 25,062,000
Unrealized gain (loss) on available for sale securities	-	-
Deferred Compensation	2,255,000	2,244,000
Other	448,000	385,000
Subtotal	26,987,000	27,691,000

Less: valuation allowance	(26,987,000)	(27,691,000)
Deferred tax asset, net	$ -	$ -

As of October 31, 2012, we had tax net operating loss and tax credit carryforwards of approximately $69,327,000 and $1,358,000, respectively, available, within statutory limits (expiring at various dates between 2013 and 2032), to offset any future regular Federal corporate taxable income and taxes payable.  If the tax benefits relating to deductions of option holders’ income are ultimately realized, those benefits will be credited directly to additional paid-in capital.  Certain changes in stock ownership can result in a limitation on the amount of net operating loss and tax credit carryovers that can be utilized each year.

We had tax net operating loss and tax credit carryforwards of approximately $69,228,000 and $21,000, respectively, as of October 31, 2012, available, within statutory limits, to offset future New York State corporate taxable income and taxes payable, if any, under certain computations of such taxes.  The tax net operating loss carryforwards expire at various dates between 2013 and 2031 and the tax credit carryforwards expire between 2013 and 2027.

During the fiscal year ended October 31, 2011, we received a $3,000,000 license fee from AUO which was subject to a 20% foreign withholding tax. The $600,000 withholding tax, at the election of the Company, could be deducted as an operating expense for US income tax purposes or credited against future US income tax.

We have provided a valuation allowance against our deferred tax asset due to our current and historical pre-tax losses and the uncertainty regarding their realizability.  The primary differences from the Federal statutory rate of 34% and the effective rate for the fiscal years ended October 31, 2012 and 2011 of 0% and 8.85%, respectively, is attributable to certain permanent differences, a change in the valuation allowance and foreign taxes.  The following is a reconciliation of income taxes at the Federal statutory tax rate to income tax expense (benefit):

	Year Ended October 31,
	2012		2011
Income tax benefit at U.S. Federal statutory income tax rate	$(1,446,000)	(34%)	$(2,305,000)	(34%)
State income taxes	(2,000)	(.06%)	(4,000)	(.06%)
Permanent differences	8,000.19%		10,000.15%
Credits	(63,000)	(1.48%)	(89,000)	(1.31%)
Expiring net operating losses, credits and other	2,527,000	59.44%	7,444,000	109.83%
Foreign rate difference on impairment	-	-	587,000	8.65%
Foreign withholding tax	-	-	600,000	8.85%
Change in valuation allowance	(1,024,000)	(24.09%)	(5,643,000)	(83.26%)
Income tax provision	$ -	0%	$600,000	8.85%

During the two fiscal years ended October 31, 2012, we incurred no Federal and no State income taxes.  We account for interest and penalties related to income tax matters in selling, general and administrative expenses.